REDEEMABLE EQUITY	12 Months Ended
Dec. 31, 2022
REDEEMABLE EQUITY
REDEEMABLE EQUITY
14.	REDEEMABLE EQUITY

Since its establishment, Hesai Photonics has received several rounds of equity financing in the form of Series A+/B/B+/C-1/C-2/C-3 redeemable equity from external investors from March 2017 to July 2019. As of December 31, 2019, 40.8% of total equity interest of Hesai Photonics were redeemable equity.

The Group classifies the redeemable equity as mezzanine equity as the equity is redeemable upon the occurrence of an event not solely within the control of the Group.

The Group recognizes changes in the redemption value immediately as they occur and adjusts the carrying amount of the redeemable equity to equal the redemption value at the end of each reporting period as if it was the redemption date for the redeemable equity. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

On August 1, 2020, in conjunction with the conversion of Hesai Photonics into a joint stock company under the PRC law, Hesai Photonics changed its name to Shanghai Hesai, and issued 51,485,191 ordinary shares to its then existing equity interest holders at no consideration, all in the same proportions, on an as converted basis, as the percentage of equity interest they held in Hesai Photonics (the “2020 Reorganization”). In accordance with the relevant PRC rules and regulation, upon conversion into a joint stock company, Shanghai Hesai is required to transfer all of its accumulated profit/deficits to additional paid-in capital. Accordingly, Shanghai Hesai transferred its accumulated deficits of RMB221,929 to additional paid in capital.

In connection with the 2020 Reorganization, all the outstanding redeemable equity was converted into ordinary shares of Shanghai Hesai at no consideration, all in the same proportion as the percentage of equity interest they held in Hesai Photonics.

14.	REDEEMABLE EQUITY (continued)

The details of redeemable equity financing are set out as below:

		As	Proceeds			Upon
		percent of	from	December 31,	August 1,	Completion	December 31,
		equity at	Issuance, net	2019	2020	of the 2020	2020
	Issuance	issuance	of issuance	Carrying	Carrying	Reorganization	Carrying
Series	Date	date	cost	Amount	Amount	Amount	Amount
			RMB	RMB	RMB	RMB	RMB
Series A+	March 2017	10.9%	75,750	93,773	93,773	(93,773)	—
Series B	November 2017	10.9%	104,611	124,645	124,645	(124,645)	—
Series B+	June 2018	6.0%	96,316	109,525	109,525	(109,525)	—
Series C-1	May 2019	7.8%	261,635	273,503	273,503	(273,503)	—
Series C-2	June 2019	7.0%	254,052	265,060	265,060	(265,060)	—
Series C-3	July 2019	5.8%	224,054	232,133	232,133	(232,133)	—
Total			1,016,418	1,098,639	1,098,639	(1,098,639)	—

As all of redeemable equity interests were converted into ordinary shares of Shanghai Hesai in August 2020, no change in redemption value was recorded for the year ended December 31, 2020 as the management of the Group evaluated that redemption was not probable and therefore did not accrete the equity interest to the redemption value.

Key terms of the redeemable equity are as follows, which were expired upon the conversion to ordinary shares of Shanghai Hesai:

Voting

Before the 2020 Reorganization, directors exercised controls over Shanghai Hesai through resolution of board of directors. Redeemable equity holders were eligible to exercise influence over the management and operating policy through nomination, appointment and removal of directors.

Redemption

The holders of redeemable equity shall have the right to redeem if a Qualified-IPO has not been consummated by December 31, 2022.

The redemption price of the redeemable equity shall be the issue price plus a compound interest rate of 8% per annum for each year such redeemable equity was outstanding, calculated from the date of payment of consideration for subscription through the date of redemption thereof (and calculated on a pro rata basis in case of a partial year) plus all declared but unpaid dividends thereon up to the date of actual payment of such redemption price, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers.

The redemption right is exercised in the sequence of Series C-1/C-2/C-3, Series B+, Series B, and Series A+ redeemable equity.

Dividend rights

The holders receive dividends on an as-if converted basis when dividends are declared.

14.	REDEEMABLE EQUITY (continued)

Liquidation

In the event of any liquidation, including deemed liquidation event (as described below), dissolution or winding up of Shanghai Hesai, either voluntary or involuntary, distributions shall be made in the following manner (after satisfaction of all creditors’ claims and claims that may be preferred by law):

(i)	The holders of Series A+/B/B+/C-1/C-2/C-3 redeemable equity shall be entitled to receive the amount equal to their respective issue prices, plus all declared but unpaid dividends on such equity. The liquidation preference is exercised in the sequence of Series C-1/C-2/C-3 redeemable equity, Series B+ redeemable equity, Series B redeemable equity, and Series A+ redeemable equity. If there are any assets or funds remaining after distribution in full to the holders of the equity, the remaining assets and funds of Shanghai Hesai that is legally available for distribution to the shareholders of Shanghai Hesai shall be distributed to the holders of the equity and ordinary shares ratably amongst them in proportion to the number of ordinary shares of Shanghai Hesai held by them on an as-converted basis.
(ii)	If after satisfaction of all creditors’ claims and claims that may be preferred by law, the distributable fund is larger than 140% of the issuance price plus any and all declared but unpaid dividends for all Series A+/B/B+/C-1/C-2/C-3 redeemable equity shareholder, the liquidation preference is no longer applicable.

A deemed liquidation event shall include i) a merger, amalgamation or consolidation of Shanghai Hesai; ii) a sale, exchange, transfer or other disposition of all or substantially all of the assets of Shanghai Hesai.

All these preferential rights are subject to termination without any additional consideration upon the legal form change of Shanghai Hesai to meet the relevant regulation requirements for a Qualified IPO.